As filed with the Securities and Exchange Commission on March 2, 2017

File No. 333-183155

File No. 811-22732

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 33      X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 35      X

(Check the appropriate box)

HORIZONS ETF TRUST I

(Exact Name of Registrant as Specified in its Charter)

c/o Horizons ETFs Management (USA) LLC

1 Landmark Square

8th Floor

Stamford, CT 06901

(Address of Principal Executive Office)

(203) 900-1400

(Registrant’s Telephone Number)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copies of communications to:

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b)
X	On March 31, 2017 pursuant to paragraph (b)(1)(iii)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           __X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A for Horizons ETF Trust I (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until March 31, 2017 the effectiveness of Post-Effective Amendment No. 17 (“PEA No. 17”), which was filed with the Commission via EDGAR Accession No. 0000891092-16-014069 on April 11, 2016, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 17 are incorporated by reference herein.

PART A—PROSPECTUS

The Prospectus for the Horizons Europe Managed Risk ETF, Horizons Global (ex USA) Managed Risk ETF and Horizons Japan Managed Risk ETF (formerly Recon Capital Europe Managed Risk ETF, Recon Capital International Managed Risk ETF and Recon Capital Japan Managed Risk ETF, respectively) is incorporated herein by reference to Part A of PEA No. 17.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Horizons Europe Managed Risk ETF, Horizons Global (ex USA) Managed Risk ETF and Horizons Japan Managed Risk ETF (formerly Recon Capital Europe Managed Risk ETF, Recon Capital International Managed Risk ETF and Recon Capital Japan Managed Risk ETF, respectively) is incorporated herein by reference to Part B of PEA No. 17.

PART C—OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 17.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Stamford, and State of Connecticut, on the 2rd day of March, 2017.

Horizons ETF Trust I

By:	/s/ Garrett K. Paolella
Name:	Garrett K. Paolella
Title:	Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following person in the capacities indicated on March 2, 2017.

Signature	Title	Date

/s/ Garrett K. Paolella	Trustee, President, and Chief Executive Officer	March 2, 2017
Garrett K. Paolella

/s/ John L. Jacobs*	Trustee	March 2, 2017
John L. Jacobs

/s/ Robinson C. Jacobs*	Trustee	March 2, 2017
Robinson C. Jacobs

/s/ Mark W. Buckley-Jones*	Trustee	March 2, 2017
Mark W. Buckley-Jones
March 2, 2017
/s/ Christopher W. Roleke_____	Treasurer
Christopher W. Roleke

*By:	/s/ Garrett K. Paolella
Garrett K. Paolella

Attorney-in-Fact, pursuant to Powers of Attorney filed on August 24, 2015 and incorporated by reference herein